UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of November 30, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%

	Apartments — 19.0%
562	American Campus Communities, Inc.	22,708
1,952	Apartment Investment & Management Co., Class A	74,395
825	AvalonBay Communities, Inc.	150,013
1,033	Equity Residential	82,492
522	Essex Property Trust, Inc.	120,409

		450,017

	Diversified — 8.1%
233	Duke Realty Corp.	4,742
319	Equinix, Inc.	94,710
1,599	Liberty Property Trust	54,190
400	Vornado Realty Trust	38,738

		192,380

	Health Care — 9.4%
3,334	HCP, Inc.	118,456
448	National Health Investors, Inc.	27,080
1,074	Omega Healthcare Investors, Inc.	36,984
632	Welltower, Inc.	39,946

		222,466

	Home Builders — 1.1%
686	Toll Brothers, Inc. (a)	25,512
	Hotels — 7.1%
3,107	DiamondRock Hospitality Co.	34,581
788	FelCor Lodging Trust, Inc.	6,317
2,341	LaSalle Hotel Properties	66,046
1,901	Pebblebrook Hotel Trust	60,533

		167,477

	Industrial — 4.3%
2,390	Prologis, Inc.	102,185

	Office — 15.2%
427	Alexandria Real Estate Equities, Inc.	39,285
630	Boston Properties, Inc.	78,699
1,994	Brandywine Realty Trust	27,438
755	Douglas Emmett, Inc.	23,387
695	Highwoods Properties, Inc.	30,272
476	Kilroy Realty Corp.	31,786
1,411	Parkway Properties, Inc.	24,106
888	SL Green Realty Corp.	104,798

		359,771

	Regional Malls — 14.2%
4,657	General Growth Properties, Inc.	118,610
179	Macerich Co. (The)	13,993
1,097	Simon Property Group, Inc.	204,397

		337,000

	Shopping Centers — 8.4%
1,478	Equity One, Inc.	40,237
3,298	Kimco Realty Corp.	86,057
1,072	Regency Centers Corp.	72,231

		198,525

	Single Tenant — 3.8%
526	Realty Income Corp.	26,082
6,503	Spirit Realty Capital, Inc.	63,861

		89,943

	Storage — 8.1%
827	Extra Space Storage, Inc.	69,259
505	Public Storage	121,189

		190,448

	Total Common Stocks (Cost $2,064,206)	2,335,724

Short-Term Investment — 1.5%

	Investment Company — 1.5%
36,699	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $36,699)	36,699

	Total Investments — 100.2% (Cost $2,100,905)	2,372,423
	Liabilities in Excess of Other Assets — (0.2)%	(4,714)

	NET ASSETS — 100.0%	$2,367,709

Percentages indicated are based on net assets.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2015.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$312,024
Aggregate gross unrealized depreciation	(40,506)

Net unrealized appreciation/depreciation	$271,518

Federal income tax cost of investments	$2,100,905

A.  Valuation of Investments – The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,372,423	$–	$–	$2,372,423

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 93.7%

Consumer Discretionary — 8.2%

	Hotels, Restaurants & Leisure — 1.1%
449	Brinker International, Inc.	20,488
201	Wyndham Worldwide Corp.	15,229

		35,717

	Household Durables — 1.2%
709	Tupperware Brands Corp.	40,225

	Media — 0.6%
418	John Wiley & Sons, Inc., Class A	21,554

	Specialty Retail — 4.4%
1,582	American Eagle Outfitters, Inc.	24,630
1,023	GNC Holdings, Inc., Class A	30,496
537	Guess?, Inc.	10,564
2,096	Sally Beauty Holdings, Inc. (a)	54,193
849	Vitamin Shoppe, Inc. (a)	25,903

		145,786

	Textiles, Apparel & Luxury Goods — 0.9%
648	Columbia Sportswear Co.	30,349

	Total Consumer Discretionary	273,631

Energy — 4.8%

	Energy Equipment & Services — 2.0%
1,504	Patterson-UTI Energy, Inc.	24,392
2,891	TETRA Technologies, Inc. (a)	26,945
1,555	Tidewater, Inc.	14,791

		66,128

	Oil, Gas & Consumable Fuels — 2.8%
1,222	PBF Energy, Inc., Class A	49,487
142	Tesoro Corp.	16,297
3,061	WPX Energy, Inc. (a)	26,265

		92,049

	Total Energy	158,177

Financials — 34.2%

	Banks — 11.0%
1,040	Bancorp, Inc. (The) (a)	7,991
2,695	BBCN Bancorp, Inc.	50,968
2,725	First Horizon National Corp.	40,525
8,550	First Niagara Financial Group, Inc.	92,169
11,111	Investors Bancorp, Inc.	142,443
730	PrivateBancorp, Inc.	32,200

		366,296

	Capital Markets — 3.6%
5,416	Apollo Investment Corp.	34,392
4,241	Fifth Street Finance Corp.	27,437
1,277	Investment Technology Group, Inc.	25,635
1,952	Janus Capital Group, Inc.	30,827

		118,291

	Insurance — 8.7%
2,909	CNO Financial Group, Inc.	58,839
6,640	Genworth Financial, Inc., Class A (a)	33,534
600	StanCorp Financial Group, Inc.	68,223
1,933	Symetra Financial Corp.	60,857
84	White Mountains Insurance Group Ltd.	67,900

		289,353

	Real Estate Investment Trusts (REITs) — 10.9%
1,169	AG Mortgage Investment Trust, Inc.	17,284
2,110	Apollo Commercial Real Estate Finance, Inc.	37,028
1,484	Chatham Lodging Trust	33,822
2,585	Colony Financial, Inc., Class A	52,898
4,203	Franklin Street Properties Corp.	44,001
1,721	Hatteras Financial Corp.	24,226
3,800	Inland Real Estate Corp.	36,516
499	Potlatch Corp.	16,693
1,961	Rayonier, Inc.	47,317
398	Ryman Hospitality Properties, Inc.	21,601
974	Starwood Property Trust, Inc.	19,794
459	Starwood Waypoint Residential Trust	10,865

		362,045

	Total Financials	1,135,985

Health Care — 4.3%

	Health Care Equipment & Supplies — 1.7%
1,089	Haemonetics Corp. (a)	35,106
539	Masimo Corp. (a)	22,372

		57,478

	Health Care Providers & Services — 1.0%
290	Health Net, Inc. (a)	18,333
436	PharMerica Corp. (a)	14,834

		33,167

	Health Care Technology — 1.6%
3,043	Allscripts Healthcare Solutions, Inc. (a)	46,350
145	Computer Programs & Systems, Inc.	7,079

		53,429

	Total Health Care	144,074

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued

Industrials — 17.9%

	Aerospace & Defense — 4.2%
1,574	B/E Aerospace, Inc.	72,750
2,027	KLX, Inc. (a)	65,056

		137,806

	Commercial Services & Supplies — 4.9%
668	Brink’s Co. (The)	21,483
2,497	Civeo Corp. (a)	4,844
1,329	Clean Harbors, Inc. (a)	57,532
2,021	Copart, Inc. (a)	79,757

		163,616

	Construction & Engineering — 0.6%
237	Dycom Industries, Inc. (a)	20,737

	Machinery — 4.9%
2,631	Actuant Corp., Class A	65,132
2,234	Harsco Corp.	23,321
1,468	Kennametal, Inc.	42,927
1,574	Terex Corp.	32,241

		163,621

	Marine — 1.6%
1,057	Matson, Inc.	54,640

	Trading Companies & Distributors — 1.7%
607	Applied Industrial Technologies, Inc.	25,897
2,025	MRC Global, Inc. (a)	29,946

		55,843

	Total Industrials	596,263

Information Technology — 14.4%

	Communications Equipment — 1.3%
1,979	ADTRAN, Inc.	32,275
1,796	Harmonic, Inc. (a)	9,933

		42,208

	Electronic Equipment, Instruments & Components — 2.7%
1,509	Dolby Laboratories, Inc., Class A	52,191
588	MTS Systems Corp.	37,439

		89,630

	IT Services — 6.9%
631	Broadridge Financial Solutions, Inc.	34,691
693	Cardtronics, Inc. (a)	26,060
2,695	Convergys Corp.	69,420
2,736	Everi Holdings, Inc. (a)	10,453
609	Global Payments, Inc.	43,128
1,416	Sykes Enterprises, Inc. (a)	45,045

		228,797

	Semiconductors & Semiconductor Equipment — 1.4%
3,259	Intersil Corp., Class A	47,196

	Software — 2.1%
2,994	ACI Worldwide, Inc. (a)	70,414

	Total Information Technology	478,245

Materials — 5.8%

	Chemicals — 3.0%
730	Cabot Corp.	31,768
694	Celanese Corp., Series A	49,107
780	Koppers Holdings, Inc. (a)	17,806

		98,681

	Metals & Mining — 1.7%
3,859	Commercial Metals Co.	57,072

	Paper & Forest Products — 1.1%
2,060	PH Glatfelter Co.	36,641

	Total Materials	192,394

Utilities — 4.1%

	Electric Utilities — 2.1%
1,852	El Paso Electric Co.	71,561

	Gas Utilities — 2.0%
1,118	Piedmont Natural Gas Co., Inc.	65,023

	Total Utilities	136,584

	Total Common Stocks (Cost $2,906,717)	3,115,353

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 6.4%

	Investment Company — 6.4%
211,582	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.090%, (b) (l) (Cost $211,582)	211,582

	Total Investments — 100.1% (Cost $3,118,299)	3,326,935
	Liabilities in Excess of Other Assets — (0.1)%	(3,455)

	NET ASSETS — 100.0%	$3,323,480

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2015.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$408,110
Aggregate gross unrealized depreciation	(199,474)

Net unrealized appreciation/depreciation	$208,636

Federal income tax cost of investments	$3,118,299

A. Valuation of Investments – The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,326,935	$–	$–	$3,326,935

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 27, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
January 27, 2016